Description of Business and Segmented Disclosures - Schedule of Capital Expenditures (Detail) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Reportable Segments [Line Items]
Capital Investment	CAD 1,661	CAD 1,026	CAD 1,714
Total Capital Expenditures	20,049	1,037	1,801
Oil Sands [Member]
Disclosure Of Reportable Segments [Line Items]
Capital Investment	973	604	1,185
Total Capital Expenditures	11,614	11	3
Deep Basin [Member]
Disclosure Of Reportable Segments [Line Items]
Capital Investment	225
Total Capital Expenditures	6,774
Conventional [Member]
Disclosure Of Reportable Segments [Line Items]
Capital Investment	206	171	244
Total Capital Expenditures			1
Refining and Marketing [Member]
Disclosure Of Reportable Segments [Line Items]
Capital Investment	180	220	248
Total Capital Expenditures			83
Corporate and Eliminations [Member]
Disclosure Of Reportable Segments [Line Items]
Capital Investment	CAD 77	CAD 31	CAD 37